ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Accounts receivable	7,842	27,660
Allowance for credit loss	(150)	(390)
Accounts receivable, net	7,692	27,270

Schedule of allowance for expected credit losses

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Balance at beginning of the year/period	500	150
Addition	132	379
Reversal	(482)	(139)
Balance at end of the year/period	150	390

Schedule of allowance for accounts receivable and credit loss

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Within 30 days	4,693	12,022
Between 31 and 60 days	1,672	4,491
Between 61 and 90 days	690	1,752
More than 90 days	637	9,005
	7,692	27,270